Commitments & Contingencies - Additional Information (Details) - Khosla - USD ($)	Mar. 30, 2021	Mar. 26, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Loss Contingencies [Line Items]
Deferred underwriting fees payable		$ 14,572,044	$ 14,572,044	$ 14,572,044	$ 14,572,044
Over-Allotment Option
Loss Contingencies [Line Items]
Additional number of shares purchased (in shares)		6,000,000
IPO
Loss Contingencies [Line Items]
Sale of stock, price per share (in USD per share)	$ 10
Sale of stock, number of shares issued in transaction (in shares)	416,334,120
Class A Common Stock | IPO
Loss Contingencies [Line Items]
Additional number of shares issued (in shares)		1,634,412
Sale of stock, price per share (in USD per share)		$ 10.00
Sale of stock, number of shares issued in transaction (in shares)		41,634,412